Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Gross sales			R$ 28,438,831	R$ 30,029,696
Returns and cancellations			(106,250)	(52,504)
Discounts and rebates			(4,692,300)	(4,027,995)
Total			23,640,281	25,949,197
Taxes on sales			(1,081,732)	(1,100,381)
Net sales	R$ 11,590,133	R$ 13,295,895	R$ 22,558,549	R$ 24,848,816